NUVEEN LARGE CAP VALUE FUND

SUPPLEMENT DATED DECEMBER 17, 2013

TO THE SUMMARY PROSPECTUS DATED OCTOBER 31, 2013

Class B shares of Nuveen Large Cap Value Fund are no longer being offered.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-LCVS-1213P